Statements Of Financial Highlights	3 Months Ended				12 Months Ended
	Jun. 30, 2017 USD ($) $ / item		Jun. 30, 2016 USD ($) $ / item		Dec. 31, 2016 USD ($) $ / item		Dec. 31, 2015 USD ($) $ / item		Dec. 31, 2014 USD ($) $ / item
Series 1 Unitholders [Member]
Net income (loss) from operations:
Net investment loss	(18.76)		(19.67)		(78.67)	[1]	(72.85)	[1]	(71.17)	[1]
Net realized and unrealized gains on trading of futures and forward currency contracts	(45.48)		82.50		182.58		93.67		189.87
Net gains (losses) from U.S. Treasury obligations	(0.23)		0.42		0.33	[1]	(0.80)	[1]	(0.09)	[1]
Net income from operations					104.24		20.02		118.61
Profit share allocated to Managing Owner									0.00
Net income (loss) per unit	(64.47)		63.25		104.24		20.02		118.61
Net asset value per unit, beginning of period | $	$ 1,230.59		$ 1,184.37		$ 1,091.87		$ 1,071.85		$ 953.24
Net asset value per unit, end of period | $	$ 1,166.12		$ 1,247.62		$ 1,196.11		$ 1,091.87		$ 1,071.85
RATIOS TO AVERAGE CAPITAL:
Net investment loss	(6.18%)	[2]	(6.64%)	[2]	(6.55%)		(6.75%)		(7.02%)
Total expenses	6.91%	[2]	6.99%	[2]	6.97%		6.96%		7.13%
Profit share allocation		[3]		[3]		[4]		[4]	0.00%	[4]
TOTAL EXPENSES AND PROFIT SHARE ALLOCATION	6.91%		6.99%		6.97%		6.96%		7.13%
Total return before profit share allocation	(5.24%)	[3]	5.34%	[3]	9.55%		1.87%		12.44%
Less: Profit share allocation		[3]		[3]					0.00%
TOTAL RETURN AFTER PROFIT SHARE ALLOCATION	(5.24%)		5.34%		9.55%		1.87%		12.44%
Series 2 Unitholders [Member]
Net income (loss) from operations:
Net investment loss	(9.18)		(10.11)		(40.26)	[1]	(37.29)	[1]	(36.24)	[1]
Net realized and unrealized gains on trading of futures and forward currency contracts	(58.00)		115.55		282.10		118.62		225.09
Net gains (losses) from U.S. Treasury obligations	(0.29)		0.99		2.49	[1]	(1.12)	[1]	0.00	[1]
Net income from operations					244.33		80.21		188.85
Profit share allocated to Managing Owner	10.84		(29.22)		87.35		15.29		4.50
Net income (loss) per unit	(56.63)		77.21		156.98		64.92		184.35
Net asset value per unit, beginning of period | $	$ 1,570.82		$ 1,470.66		$ 1,365.30		$ 1,300.38		$ 1,116.03
Net asset value per unit, end of period | $	$ 1,514.19		$ 1,547.87		$ 1,522.28		$ 1,365.30		$ 1,300.38
RATIOS TO AVERAGE CAPITAL:
Net investment loss	(2.35%)	[2]	(2.74%)	[2]	(2.70%)		(2.80%)		(3.05%)
Total expenses	3.09%	[2]	3.10%	[2]	3.07%		3.02%		3.16%
Profit share allocation	(0.69%)	[3]	1.24%	[3]	5.86%	[4]	1.15%	[4]	0.38%	[4]
TOTAL EXPENSES AND PROFIT SHARE ALLOCATION	2.40%		4.34%		8.93%		4.17%		3.54%
Total return before profit share allocation	(4.30%)	[3]	6.49%	[3]	17.36%		6.14%		16.90%
Less: Profit share allocation	(0.69%)	[3]	1.24%	[3]	5.86%		1.15%		0.38%
TOTAL RETURN AFTER PROFIT SHARE ALLOCATION	(3.61%)		5.25%		11.50%		4.99%		16.52%
Series 3 Unitholders [Member]
Net income (loss) from operations:
Net investment loss	(8.32)		(9.31)		(36.53)	[1]	(34.37)	[1]	(33.89)	[1]
Net realized and unrealized gains on trading of futures and forward currency contracts	(58.95)		107.32		234.99		119.82		230.46
Net gains (losses) from U.S. Treasury obligations	(0.29)		0.55		0.30	[1]	(1.07)	[1]	(0.09)	[1]
Net income from operations					198.76		84.38		196.48
Profit share allocated to Managing Owner	10.90		(19.49)		37.29		16.10		7.25
Net income (loss) per unit	(56.66)		79.07		161.47		68.28		189.23
Net asset value per unit, beginning of period | $	$ 1,595.32		$ 1,490.95		$ 1,383.72		$ 1,315.44		$ 1,126.21
Net asset value per unit, end of period | $	$ 1,538.66		$ 1,570.02		$ 1,545.19		$ 1,383.72		$ 1,315.44
RATIOS TO AVERAGE CAPITAL:
Net investment loss	(2.10%)	[2]	(2.48%)	[2]	(2.40%)		(2.55%)		(2.77%)
Total expenses	2.83%	[2]	2.84%	[2]	2.82%		2.77%		2.88%
Profit share allocation	(0.69%)	[3]	1.30%	[3]	2.45%	[4]	1.19%	[4]	0.59%	[4]
TOTAL EXPENSES AND PROFIT SHARE ALLOCATION	2.14%		4.14%		5.27%		3.96%		3.47%
Total return before profit share allocation	(4.24%)	[3]	6.60%	[3]	14.12%		6.38%		17.39%
Less: Profit share allocation	(0.69%)	[3]	1.30%	[3]	2.45%		1.19%		0.59%
TOTAL RETURN AFTER PROFIT SHARE ALLOCATION	(3.55%)		5.30%		11.67%		5.19%		16.80%
Series 4 Unitholders [Member]
Net income (loss) from operations:
Net investment loss	(0.40)		(1.89)		(6.17)	[1]	(7.97)	[1]	(9.99)	[1]
Net realized and unrealized gains on trading of futures and forward currency contracts	(70.86)		123.32		270.12		133.77		251.11
Net gains (losses) from U.S. Treasury obligations	(0.34)		0.61		0.35	[1]	(1.29)	[1]	(0.16)	[1]
Net income from operations					264.30		124.51		240.96
Profit share allocated to Managing Owner							0.00		0.00
Net income (loss) per unit	(71.60)		122.04		264.30		124.51		240.96
Net asset value per unit, beginning of period | $	$ 1,922.54		$ 1,735.56		$ 1,574.68		$ 1,450.17		$ 1,209.21
Net asset value per unit, end of period | $	$ 1,850.94		$ 1,857.60		$ 1,838.98		$ 1,574.68		$ 1,450.17
RATIOS TO AVERAGE CAPITAL:
Net investment loss	(0.08%)	[2]	(0.43%)	[2]	(0.34%)		(0.53%)		(0.75%)
Total expenses	0.81%	[2]	0.79%	[2]	0.76%		0.74%		0.86%
Profit share allocation		[3]		[3]		[4]	0.00%	[4]	0.00%	[4]
TOTAL EXPENSES AND PROFIT SHARE ALLOCATION	0.81%		0.79%		0.76%		0.74%		0.86%
Total return before profit share allocation	(3.72%)	[3]	7.03%	[3]	16.78%		8.59%		19.93%
Less: Profit share allocation		[3]		[3]			0.00%		0.00%
TOTAL RETURN AFTER PROFIT SHARE ALLOCATION	(3.72%)		7.03%		16.78%		8.59%		19.93%

[1]	Calculated based on the weighted average number of units during the year, see Note 7.
[2]	Annualized
[3]	Not annualized
[4]	The combination of a February 2016 redemption reducing the average capital for Series 2, along with crystallized fees on that redemption, contributed to a larger profit share allocation ratio for Series 2 compared to Series 3.